Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 3 - Fair Value Measurements

We define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. We report assets and liabilities that are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.
•	Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

We have segregated our financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. We have no non-financial assets and liabilities that are measured at fair value on a recurring basis. As of June 30, 2013 and 2012 we had Level 3 derivative liabilities of approximately $1.8 million and $2.1 million, respectively.

The following table represents the Company's fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis:

	As of June 30, 2013
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivative instruments	$-	$-	$1,848,566	$1,848,566

	As of December 31, 2012
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivative instruments	$-	$-	$1,295,613	$1,295,613

The following table sets forth a summary of changes in the fair value of the Company's Level 3 liabilities for the six months ended June 30, 2013:

Description	Balance as of December 31, 2012	Unrealized Losses	Balance as of June 30, 2013
Derivative liabilities related to stock purchase warrants	$1,295,613	$552,953	$1,848,566

The following table sets forth a summary of changes in the fair value of the Company's Level 3 liabilities for the six months ended June 30, 2012:

Description	Balance as of December 31, 2011	Unrealized Losses	Balance as of June 30, 2012
Derivative liabilities related to stock purchase warrants	$1,886,652	$167,853	$2,054,505

At June 30, 2013 and 2012, derivative liabilities are comprised of warrants to purchase 2,899,991 shares of common stock. The warrants are considered to be derivative liabilities due to the presence of net settlement features and, as a result, are recorded at fair value at each balance sheet date, with changes in fair value recorded in the unaudited condensed consolidated statements of operations. The fair value of our warrants is determined based on the Black-Scholes option pricing model. Use of the Black-Scholes option pricing model requires the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends.

Quantitative Information about Level 3 Fair Value Measurements
Fair Value at 6/30/2013	Valuation Technique	Unobservable Inputs
$1,848,566	Black-Scholes option pricing model	Expected term
Expected dividends
Anticipated volatility

Changes in any of the assumptions related to the unobservable inputs identified above may change the stock purchase warrants' fair value; increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in these unobservable inputs generally result in decreases in fair value. Gains and losses on the fair value adjustments for these derivative instruments are classified in other expenses as the change in fair value of derivative instruments in our unaudited condensed consolidated statements of operations. The $0.6 million change in the market value of derivative instruments during the six-month period ended June 30, 2013 is due primarily to the change in the closing market price of our common stock, which was $1.12 per share as of December 31, 2012 and $1.59 per share as of June 28, 2013. The $0.2 million change in the market value of derivative instruments during the six-month period ended June 30, 2012 is also due primarily to the change in our closing stock price, which was $1.27 per share as of December 30, 2011 and $1.39 per share as of June 29, 2012.

Assets Measured at Fair Value on a Nonrecurring Basis

The Company measures its long-lived assets, including, property and equipment and goodwill, at fair value on a nonrecurring basis. These assets are recognized at fair value when they are deemed to be other-than-temporarily impaired (see Note 2).

Note 3 - Fair Value Measurements

We define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. We report assets and liabilities that are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.
•	Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

We have segregated our financial assets and liabilities that are measured at fair value into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. We have no non-financial assets and liabilities that are measured at fair value at December 31, 2012 and 2011.

	As of December 31, 2012
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivatives instruments	$-	$-	$1,295,613	$1,295,613

	As of December 31, 2011
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivatives instruments	$-	$-	$1,886,652	$1,886,652

The following table sets forth a summary of changes in the fair value of our Level 3 liabilities for the years ended December 31, 2012, 2011 and 2010:

Description	Balance as of December 31, 2011	New Liabilities	Unrealized (Gains)	Balance as of December 31, 2012
Stock purchase warrants	$1,886,652	-	$(591,039)	$1,295,613

Description	Balance as of December 31, 2010	New Liabilities 2011	Unrealized (Gains)	Balance as of December 31, 2011
Stock purchase warrants	$8,362,995	$668,640	$(7,144,983)	$1,886,652

Description	Balance as of December 31, 2009	New Liabilities 2010	Unrealized Losses	Balance as of December 31, 2010
Stock purchase warrants	$835,299	$2,070,146	$5,457,550	$8,362,995

At December 31, 2012 and 2011 derivative liabilities are comprised of 2,899,991 warrants to purchase common stock. The warrants are considered to be derivative liabilities due to the presence of net settlement features and, as a result, are recorded at fair value at each balance sheet date. The fair value of our warrants is determined based on the Black-Scholes option pricing model. Use of the Black-Scholes option-pricing model requires the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends. Changes in any of the assumptions related to the unobservable inputs identified above may change the stock purchase warrants' fair value; increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value. Gains and losses on the fair value adjustments for these derivative instruments are classified in other income (expense) as the change in fair value of derivative instruments in our consolidated statements of operations. The $0.6 million unrealized gains on the change in the market value of derivative instruments during the year ended December 31, 2012 is due primarily to the change in the closing price of our stock, which was $1.27 per share as of December 30, 2011 and $1.12 per share as of December 31, 2012. The $7.1 million unrealized gains on the change in the market value of derivative instruments during the year ended December 31, 2011 is due primarily to the change in the closing price of our stock, which was $4.23 per share as of December 31, 2010 and $1.27 per share as of December 31, 2011. The $5.5 million unrealized loss on the change in the market value of derivative instruments during the year ended December 31, 2010 is due primarily to the unrecognized losses on the new derivative liabilities issued during 2010 and the change in the closing price of our stock from their date of issuance to $4.23 per share as of December 31, 2010.

Quantitative Information about Level 3 Fair Value Measurements
Fair Value at 12/31/2012	Valuation Technique	Unobservable Inputs
$1,295,613	Black-Scholes option pricing model	Expected term
Expected dividends
Anticipated volatility

As of December 31, 2012 and 2011 the Company had no assets or liabilities that were measured at fair value on a non-recurring basis.

The fair value of long-term debt approximates its face value at December 31, 2012, which was $2.5 million.